Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary by Acquisition of Changes in Accretable Difference on Covered Loans) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Covered Assets [Line Items]
Accretable difference, beginning balance	$ 151,649	$ 106,891
Accretable difference acquired		113,628
Accretion	(61,820)	(66,135)
Covered loans transferred to covered foreclosed assets	(3,995)	(3,422)
Covered loans paid off	(10,495)	(15,330)
Cash flow revisions as a result of renewals and/or modifications of covered loans	21,331	14,508
Other, net	825	1,509
Accretable difference, Ending Balance	97,495	151,649
Unity [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	10,614	15,279
Accretion	(6,360)	(7,662)
Covered loans transferred to covered foreclosed assets	(159)	(384)
Covered loans paid off	(719)	(273)
Cash flow revisions as a result of renewals and/or modifications of covered loans	5,196	3,514
Other, net	2	140
Accretable difference, Ending Balance	8,574	10,614
Woodlands [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	24,555	37,182
Accretion	(10,031)	(13,716)
Covered loans transferred to covered foreclosed assets	(364)	(1,611)
Covered loans paid off	(1,220)	(2,146)
Cash flow revisions as a result of renewals and/or modifications of covered loans	4,396	4,691
Other, net	116	155
Accretable difference, Ending Balance	17,452	24,555
Horizon [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	24,432	32,165
Accretion	(5,768)	(6,716)
Covered loans transferred to covered foreclosed assets	(190)	(191)
Covered loans paid off	(1,418)	(934)
Cash flow revisions as a result of renewals and/or modifications of covered loans	(618)	10
Other, net	86	98
Accretable difference, Ending Balance	16,524	24,432
Chestatee [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	10,663	22,265
Accretion	(5,708)	(8,193)
Covered loans transferred to covered foreclosed assets	(448)	(503)
Covered loans paid off	(811)	(4,564)
Cash flow revisions as a result of renewals and/or modifications of covered loans	1,835	1,481
Other, net	181	177
Accretable difference, Ending Balance	5,712	10,663
Oglethorpe [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	17,338
Accretable difference acquired		25,376
Accretion	(5,665)	(6,461)
Covered loans transferred to covered foreclosed assets	(700)	(315)
Covered loans paid off	(1,291)	(2,811)
Cash flow revisions as a result of renewals and/or modifications of covered loans	1,567	1,446
Other, net	123	103
Accretable difference, Ending Balance	11,372	17,338
First Choice [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	16,900
Accretable difference acquired		24,790
Accretion	(9,915)	(7,798)
Covered loans transferred to covered foreclosed assets	(455)	(91)
Covered loans paid off	(1,529)	(1,435)
Cash flow revisions as a result of renewals and/or modifications of covered loans	4,791	1,269
Other, net	127	165
Accretable difference, Ending Balance	9,919	16,900
Park Avenue [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	47,147
Accretable difference acquired		63,462
Accretion	(18,373)	(15,589)
Covered loans transferred to covered foreclosed assets	(1,679)	(327)
Covered loans paid off	(3,507)	(3,167)
Cash flow revisions as a result of renewals and/or modifications of covered loans	4,164	2,097
Other, net	190	671
Accretable difference, Ending Balance	$ 27,942	$ 47,147